Intangible Assets, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Intangible Assets, Net/Goodwill [Abstract]
Summry of presents the Group's intangible assets as of the respective balance sheet dates
	Software	Capitalized software development costs	License	Total
	US$	US$	US$	US$

Balance as of January 1, 2017	2,294	6,874	6,330	15,498
Additions	74	3,924	-	3,998
Amortization expense	(117)	(1,356)	(432)	(1,905)
Foreign currency translation difference	54	102	152	308

Balance as of June 30, 2017	2,305	9,544	6,050	17,899

Balance as of January 1, 2018	2,529	11,600	5,875	20,004
Additions	274	3,600	-	3,874
Amortization expense	(94)	(2,612)	(448)	(3,154)
Foreign currency translation difference	(32)	(77)	(73)	(182)

Balance as of June 30, 2018	2,677	12,511	5,354	20,542

	Software	Capitalized software development costs	License	Total
	US$	US$	US$	US$

Balance as of January 1, 2016	2,337	3,266	7,659	13,262
Additions	315	4,915	-	5,230
Amortization expense	(205)	(1,098)	(843)	(2,146)
Foreign currency translation difference	(153)	(209)	(486)	(848)

Balance as of December 31, 2016	2,294	6,874	6,330	15,498
Additions	348	7,248	54	7,650
Amortization expense	(253)	(2,784)	(898)	(3,935)
Foreign currency translation difference	140	262	389	791

Balance as of December 31, 2017	2,529	11,600	5,875	20,004

Schedule of estimated amortization expenses for the intangible assets
US$

2018	6,407
2019	5,272
2020	3,322
2021	1,114
2022	1,090

17,205